Note 37 - Related Parties (Tables)	12 Months Ended
Dec. 31, 2024
Statement Line Items [Line Items]
Disclosure of information about key management personnel [text block]
	2024	2023	2022
Key management salaries	2,915	3,102	2,076
Share-based awards* @	1,157	720	999
All other compensation &	2,396	2,599	1,697
	6,468	6,421	4,772